MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended			12 Months Ended					143 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Jun. 15, 2020	Sep. 21, 2017	Apr. 30, 2012 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Carrying value of tangible exploration and evaluation assets												$ 39,642
Discount rate used in current estimate of value in use						12.00%					12.00%
Non-controlling interest						$ 17,585	$ 16,126				$ 17,585
Capital commitments						32,697					32,697
Payments for exploration and evaluation expenses						2,415	$ 4,953	$ 6,990
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest				45.65%
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Payments for exploration and evaluation expenses											77,500
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests				28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%			44.40%
Acquisition of interest, work requirement					$ 3,200
Acquisition of interest, work requirement, interest					37.00%
Capital commitments						$ 20,000					20,000
Proceeds from funds advanced for exploration and evaluation expenses									$ 6,000	$ 8,000
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest						49.90%	49.90%
Proportion of ownership and voting rights held by non-controlling interests						50.10%	50.10%
Purchase agreement amount | R		R 1.2
Non-controlling interest						$ 7,445	$ 7,064				7,445
Subsequent expenditures on non-JV property receivable						$ 6,900					6,900
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests					26.00%
Expense arising from exploration and evaluation of mineral resources					$ 1,120
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	15.00%		15.00%
Purchase agreement amount	$ 30,000
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Effective proportion of ownership interest in subsidiary	50.01%
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest					37.00%	37.05%	37.05%
Proportion of ownership and voting rights held by non-controlling interests					26.00%	63.05%	63.05%
Effective proportion of ownership interest in subsidiary			50.02%
Non-controlling interest						$ 10,140	$ 9,062				$ 10,140
Hanwa Co., Ltd ("Hanwa") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests				9.76%